Goodwill and Other Intangible Assets, net - Other Intangibles and Amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other intangible assets
Accumulated Amortization	$ (615.0)	$ (486.3)
Other intangible assets, net
Other intangible assets, Acquired Cost	1,575.9	1,546.7
Other intangible assets, net	$ 960.9	1,060.4
Useful life of finite lived intangible assets	8 years 10 months 24 days
Estimated amortization expense
2021	$ 112.6
2022	96.8
2023	91.1
2024	82.0
2025	79.5
Thereafter	302.3
Trade names
Assets not subject to amortization:
Indefinite-lived intangible assets	196.6	200.7
Customer relationships
Other intangible assets
Acquired Cost	1,000.7	994.5
Accumulated Amortization	(393.7)	(315.6)
Net Book Value	$ 607.0	678.9
Other intangible assets, net
Useful life of finite lived intangible assets	9 years 2 months 12 days
Technology and intellectual property
Other intangible assets
Acquired Cost	$ 263.0	253.6
Accumulated Amortization	(172.6)	(133.8)
Net Book Value	$ 90.4	119.8
Other intangible assets, net
Useful life of finite lived intangible assets	5 years 10 months 24 days
Trade names and other
Other intangible assets
Acquired Cost	$ 115.6	97.9
Accumulated Amortization	(48.7)	(36.9)
Net Book Value	$ 66.9	$ 61.0
Other intangible assets, net
Useful life of finite lived intangible assets	9 years 9 months 18 days